Trade And Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 11,346	$ 8,871
Accrued expenses	17,309	9,090
Income tax payable	57	1,260
Liability settled share based awards	4,703	0
Other	2,403	2,606
Total trade and other payables	$ 35,817	$ 21,826